Cost of Sales - Schedule of Cost of Sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Production and delivery	$ 468,372	$ 513,862
Depreciation and depletion	304,144	345,868
Provision (reversal) against carrying value of copper-gold concentrate	(8,718)	2,027
Cost of sales	$ 763,798	$ 861,757